Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	GENSPERA INC
Entity Central Index Key	0001421204
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013

CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 1,500	$ 2,345	$ 5,530
Prepaid expenses	194	77	0
Total current assets	1,694	2,422	5,530
Office equipment, net of accumulated depreciation of $13 and $10	17	12	9
Intangible assets, net of accumulated amortization of $86 and $77	127	136	152
Other assets	3	3	0
Total assets	1,841	2,573	5,691
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,007	728	70
Accrued expenses	828	1,292	728
Warrant derivative - short-term	355	1,176	0
Convertible notes - stockholder	105	105	105
Total current liabilities	2,295	3,301	903
Warrant derivative - long-term		0	1,734
Total liabilities	2,295	3,301	2,637
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value $0.0001 per share; 10,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, par value $0.0001 per share; 80,000,000 shares authorized, 23,794,608 and 22,298,424 shares issued and outstanding, respectively	2	2	2
Additional paid-in capital	28,868	26,353	23,215
Deficit accumulated during the development-stage	(29,324)	(27,083)	(20,163)
Total stockholders' equity (deficit)	(454)	(728)	3,054
Total liabilities and stockholders��� equity (deficit)	$ 1,841	$ 2,573	$ 5,691

CONDENSED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Office equipment, accumulated depreciation (in dollars)	$ 13	$ 10	$ 7
Intangible assets, accumulated amortization (in dollars)	$ 86	$ 77	$ 60
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock, shares issued	23,794,608	22,298,424	21,457,419
Common stock, shares outstanding	23,794,608	22,298,424	21,457,419

CONDENSED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
General and administrative	$ 808	$ 912	$ 1,669	$ 1,579	$ 3,953	$ 3,262	$ 12,103	$ 13,772
Research and development	666	789	1,336	1,527	2,922	3,302	13,979	15,315
Research and development grant received	0	0	0	0	0	(244)	(489)	(489)
Total operating expenses	1,474	1,701	3,005	3,106	6,875	6,320	25,593	28,598
Loss from operations	(1,474)	(1,701)	(3,005)	(3,106)	(6,875)	(6,320)	(25,593)	(28,598)
Finance cost	0	0	0	0	0	0	(519)	(519)
Gain (loss) on change in fair value of warrant derivative liability	531	844	766	(748)	(50)	580	(1,010)	(244)
Interest (expense) income, net	(1)	2	(2)	5	5	26	39	37
Loss before provision for income taxes	(944)	(855)	(2,241)	(3,849)	(6,920)	(5,714)	(27,083)	(29,324)
Provision for income taxes	0	0	0	0	0	0	0	0
Net loss	$ (944)	$ (855)	$ (2,241)	$ (3,849)	$ (6,920)	$ (5,714)	$ (27,083)	$ (29,324)
Net loss per common share, basic and diluted (in dollars per share)	$ (0.04)	$ (0.04)	$ (0.1)	$ (0.18)	$ (0.32)	$ (0.27)
Weighted average shares outstanding (in shares)	23,759,386	21,825,698	23,299,517	21,727,859	21,805,211	20,821,555

CONDENSED STATEMENT OF STOCKHOLDERS��� EQUITY (DEFICIT) (USD $) In Thousands, except Share data	Total USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Common Stock Subscribed USD ($)	Deficit Accumulated During Development Stage USD ($)	Founders Common Stock USD ($)	Founders Additional Paid-in Capital USD ($)	Shares issued for services USD ($)	Shares issued for services Common Stock	Shares issued for services Additional Paid-in Capital USD ($)	Placement fees Common Stock	Accrued Consulting Fees USD ($)	Accrued Consulting Fees Common Stock	Accrued Consulting Fees Additional Paid-in Capital USD ($)	Payment of consulting and placement fees USD ($)	Payment of consulting and placement fees Common Stock	Payment of consulting and placement fees Additional Paid-in Capital USD ($)	Warrants 1.65 USD ($)	Warrants 1.65 Common Stock	Warrants 1.65 Additional Paid-in Capital USD ($)	Warrants 2.00 USD ($)	Warrants 2.00 Common Stock	Warrants 2.00 Additional Paid-in Capital USD ($)	Warrants 1.80 USD ($)	Warrants 1.80 Common Stock	Warrants 1.80 Additional Paid-in Capital USD ($)	Warrants 1.80 Common Stock Subscribed USD ($)	Warrants 1.773 Common Stock USD ($)
Balance at Nov. 20, 2003	$ 0
Common stock issued						1	(1)
Common stock issued (in shares)						6,100,000
Contributed services	120		120
Net loss	(125)				(125)
Balance at Dec. 31, 2003	(5)	1	119		(125)
Balance (in shares) at Dec. 31, 2003		6,100,000
Contributed services	193		193
Stock based compensation	24		24
Net loss	(254)				(254)
Balance at Dec. 31, 2004	(42)	1	336		(379)
Balance (in shares) at Dec. 31, 2004		6,100,000
Contributed services	48		48
Stock based compensation	24		24
Net loss	(127)				(127)
Balance at Dec. 31, 2005	(97)	1	408		(506)
Balance (in shares) at Dec. 31, 2005		6,100,000
Contributed services	144		144
Stock based compensation	42		42
Net loss	(245)				(245)
Balance at Dec. 31, 2006	(156)	1	594		(751)
Balance (in shares) at Dec. 31, 2006		6,100,000
Common stock issued	650		650					367		367
Common stock issued (in shares)		1,300,000							735,000
Exercise of options for cash	3		3
Exercise of options for cash (in shares)		900,000
Contributed services	220		220
Stock based compensation	24		24
Net loss	(691)				(691)
Balance at Dec. 31, 2007	417	1	1,858		(1,442)
Balance (in shares) at Dec. 31, 2007		9,035,000
Common stock and warrants issued	2,320		2,320
Common stock and warrants issued (in shares)		2,320,000
Common stock issued								50		50
Common stock issued (in shares)									100,000
Exercise of options for cash	500		500
Exercise of options for cash (in shares)		1,000,000
Contributed services	50		50
Stock based compensation	314		314
Cost of sales of common stock and warrants	(206)		(206)
Shares issued for accrued interest	16		16
Shares issued for accrued interest (in shares)		31,718
Beneficial conversion feature of convertible debt	20		20
Net loss	(3,326)				(3,326)
Balance at Dec. 31, 2008	155	1	4,922		(4,768)
Balance (in shares) at Dec. 31, 2008		12,486,718
Cumulative effect of change in accounting principle	(734)		(444)		(290)
Warrants issued for extension of debt maturities	52		52
Common stock and warrants issued	3,798	1	3,797
Common stock and warrants issued (in shares)		2,665,354									53,334
Common stock issued								104		104
Common stock issued (in shares)									86,875
Stock based compensation	1,531		1,531
Common stock and warrants issued upon conversion of note and accrued interest	174		174
Common stock and warrants issued upon conversion of note and accrued interest (in shares)		174,165
Net loss	(5,134)				(5,134)
Balance at Dec. 31, 2009	(54)	2	10,136		(10,192)
Balance (in shares) at Dec. 31, 2009		15,466,446
Reclassification of derivative liability upon exercise of warrants	86		86
Common stock and warrants issued																		806		806	2,656		2,656
Common stock and warrants issued (in shares)											43,632								533,407			1,347,500
Stock based compensation	1,165		1,165
Common stock and warrants subscribed	612			612
Common stock issued as payment for patents and license	47		47
Common stock issued as payment for patents and license (in shares)		20,000
Salaries paid with common stock	100		100
Salaries paid with common stock (in shares)		43,479
Exercise of options and warrants	125		125
Exercise of options and warrants (in shares)		150,001
Net loss	(4,257)				(4,257)
Balance at Dec. 31, 2010	1,286	2	15,121	612	(14,449)
Balance (in shares) at Dec. 31, 2010		17,604,465
Reclassification of derivative liability upon exercise of warrants	0
Common stock and warrants issued												60		60	533		533	2,250		2,250				3,423		4,035	(612)
Common stock and warrants issued (in shares)											61,498		33,334			152,895			1,363,622						2,241,605
Exercise of options for cash (in shares)	0
Stock based compensation	1,290		1,290
Cost of sales of common stock and warrants	(74)		(74)
Net loss	(5,714)				(5,714)
Balance at Dec. 31, 2011	3,054	2	23,215		(20,163)
Balance (in shares) at Dec. 31, 2011		21,457,419
Reclassification of derivative liability upon exercise of warrants	608		608
Common stock and warrants issued	652		652												674		674
Common stock and warrants issued (in shares)		296,366
Exercise of options for cash (in shares)	70,000
Stock based compensation	513		513
Exercise of options and warrants	691		691
Exercise of options and warrants (in shares)		544,639
Net loss	(6,920)				(6,920)
Balance at Dec. 31, 2012	(728)	2	26,353		(27,083)
Balance (in shares) at Dec. 31, 2012		22,298,424
Reclassification of derivative liability upon exercise of warrants	55		55
Common stock and warrants issued	1,217		1,217																									0
Common stock and warrants issued (in shares)																												757,794
Stock based compensation	1,148		1,148
Exercise of options and warrants	217		217
Exercise of options and warrants (in shares)		738,390
Cost of sales of common stock and warrants	(122)		(122)
Net loss	(2,241)				(2,241)
Balance at Jun. 30, 2013	$ (454)	$ 2	$ 28,868		$ (29,324)
Balance (in shares) at Jun. 30, 2013		23,794,608

CONDENSED STATEMENT OF STOCKHOLDERS��� EQUITY (DEFICIT) (Parenthetical) (USD $)	6 Months Ended	12 Months Ended								1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 Warrants 1.65	Dec. 31, 2010 Warrants 1.65	Dec. 31, 2011 Warrants 1.80	Dec. 31, 2010 Warrants 2.00	Dec. 31, 2003 Founders
Sale of common stock, per share					$ 0.5					$ 0.0001
Common stock and warrants issued, issuance date										2003-11
Common stock and warrants issued, price per share	$ 1.773	$ 2.2	$ 1.5	$ 1		$ 1.65	$ 1.65	$ 1.8	$ 2

CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (2,241)	$ (3,849)	$ (6,920)	$ (5,714)	$ (27,083)	$ (29,324)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12	10	21	20	88	100
Stock-based compensation	1,148	233	513	1,823	6,081	7,229
Common stock issued for acquisition of license	0	0	0	0	29	29
Warrants issued for financing costs	0	0	0	0	468	468
Change in fair value of derivative liability	(766)	748	50	(580)	1,010	244
Contributed services	0	0	0	0	774	774
Amortization of debt discount	0	0	0	0	21	21
Increase in operating assets:
Prepaid expenses	(117)	0	(77)	0	(77)	(194)
Other assets		0	(3)	0	(3)	(3)
(Decrease) increase in operating liabilities:
Accounts payable and accrued expenses	(185)	846	1,895	707	2,780	2,595
Cash used in operating activities	(2,149)	(2,012)	(4,521)	(3,744)	(15,912)	(18,061)
Cash flows from investing activities:
Acquisition of office equipment	(8)	0	(7)	0	(23)	(31)
Acquisition of intangibles	0	0	0	0	(194)	(194)
Cash used in investing activities	(8)	0	(7)	0	(217)	(225)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants	1,217	0	652	5,673	17,627	18,844
Proceeds from exercise of options and warrants	217	431	691	0	816	1,033
Issuance cost of common stock and warrants sold	(122)	0	0	(70)	(74)	(196)
Proceeds from convertible notes - stockholder	0	0	0	0	155	155
Repayments of convertible notes - stockholder	0	0	0	0	(50)	(50)
Cash provided by financing activities	1,312	431	1,343	5,603	18,474	19,786
Net increase (decrease) in cash	(845)	(1,581)	(3,185)	1,859	2,345	1,500
Cash, beginning of period	2,345	5,530	5,530	3,671	0	0
Cash, end of period	$ 1,500	$ 3,949	$ 2,345	$ 5,530	$ 2,345	$ 1,500

BACKGROUND	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
NOTE 1 – BACKGROUND

GenSpera, Inc. (“we”, “us”, “our company”, “our”, “GenSpera” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in San Antonio, Texas. We are a development stage pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including prostate, liver, brain and other cancers.   We plan to develop a series of therapies based on our target-activated prodrug technology platform and further test them through Phase I/II clinical trials.

Our primary focus at the present time is the clinical development of our lead compound, G-202, a novel therapeutic agent with a unique mechanism of action. We have completed a Phase Ia/Ib dose escalation, safety, tolerability and dose refinement study of G-202, in which we treated a total of 44 patients (includes Phase Ia and Ib), including two patients with hepatocellular carcinoma who experienced prolonged stabilization of disease up to eleven months after initiation of treatment. We are also conducting a Phase II clinical trial of G-202 in patients with hepatocellular carcinoma (liver cancer), in which four patients have been treated as of August 1, 2013.

NOTE 1 - BACKGROUND

GenSpera, Inc. (“we”, “us”, “our company “, “our”, “GenSpera” or the “Company” ) was formed under the laws of the State of Delaware in November 2003 and has its principal office in San Antonio, Texas. We are a development stage pharmaceutical company focused on the discovery and development of prodrug cancer therapeutics for the treatment of solid tumors, including prostate, liver, brain and other cancers.   We plan to develop a series of therapies based on our target-activated prodrug technology platform and further test them through Phase I/II clinical trials. Our primary focus at the present time is the clinical development of our lead compound, G-202, a novel therapeutic agent with a unique mechanism of action. We have completed enrollment in a Phase Ia/Ib dose-escalation safety, tolerability and dose refinement study in which two patients remain on study as of March 27, 2013. We are also conducting a Phase II clinical trial to test the utility of G-202 in patients with hepatocellular carcinoma (liver cancer).

MANAGEMENT'S PLANS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Management Plans to Continue as Going Concern [Abstract]
Management Plans to Continue as Going Concern Disclosure [Text Block]
NOTE 2 – MANAGEMENT’S PLANS

Basis of Presentation

We have prepared our financial statements on the basis that we will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included.  We have incurred losses since inception and have a deficit accumulated during the development stage of $29.3 million as of June 30, 2013. We anticipate incurring additional losses for the foreseeable future and until such time, if ever, that we can generate significant sales of our therapeutic product candidates currently in development or enter into cash flow positive business development transactions.

Development Stage Risks

We are a development stage entity. To date, we have generated no sales revenues, have incurred losses and expect to incur significant additional losses as we advance G-202 through clinical studies. Consequently, our operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in research and development of pharmaceutical compounds.

Our cash and cash equivalents balance at June 30, 2013 was $1.5 million, representing 81% of total assets. Based upon our current expected level of operating expenditures, we expect to able to fund operations for the next two to four months. We require additional cash to fund and continue operations beyond that point. This period could be shortened if there are any unanticipated significant increases in planned spending on development programs or other unforeseen events. We need to raise additional funds through collaborative arrangements, public or private sales of debt or equity securities, or some combination thereof. There is no assurance that financing will be available when needed to allow us to continue our operations or if available, on terms acceptable to us.

In the event financing is not obtained, the Company could pursue cost cutting measures as well as explore the sale of selected assets to generate additional funds. If we are required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate development programs, these events could have a material adverse effect on our business, results of operations and financial condition.

These factors raise significant doubt about our ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue in existence.

Note 2 - Management’s Plans to Continue as a Going Concern

Basis of Presentation

The opinion of our independent registered accounting firm on our Financial Statements contains explanatory going concern language. We have prepared our financial statements on the basis that we will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. We have incurred losses since inception and have a deficit accumulated during the development stage of $27.1 million as of December 31, 2012. We anticipate incurring additional losses for the foreseeable future and until such time, if ever, that we can generate significant sales of our therapeutic product candidates currently in development or enter into cash flow positive business development transactions.

Development Stage Risks

We are a development stage entity. To date, we have generated no sales revenues, have incurred losses and expect to incur significant additional losses as we advance G-202 into Phase II clinical studies. Consequently, our operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in research and development of pharmaceutical compounds.

Our cash and cash equivalents balance at December 31, 2012 was $2.3 million, representing 91% of total assets. Based upon our current expected level of operating expenditures, we expect to be able to fund operations through September 2013. We require additional cash to fund and continue operations beyond that point. This period could be shortened if there are any unanticipated significant increases in planned spending on development programs or other unforeseen events. We need to raise additional funds through collaborative arrangements, public or private sales of debt or equity securities, or some combination thereof. There is no assurance that other financing will be available when needed to allow us to continue our operations or if available, on terms acceptable to us. We currently have no commitments from any source for future funding.

To preserve cash, we have delayed the start of our planned Phase II prostate cancer clinical trial and certain other product development activities. In the event financing is not obtained, the Company could pursue further cost cutting measures as well as explore the sale of selected assets to generate additional funds. If we are required to significantly reduce operating expenses and delay, reduce the scope of, or eliminate additional development programs, these events could have a material adverse effect on our business, results of operations and financial condition.

These factors raise significant doubt about our ability to continue as a going concern. The financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should we be unable to continue in existence.

SUMMARY OF CRITICAL ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 3 - SUMMARY OF CRITICAL ACCOUNTING POLICIES

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for manufacturing, clinical trials, compensation and consulting costs.

GenSpera incurred research and development expenses of approximately $0.7 million and $0.8 million for the three months ended June 30, 2013 and 2012, respectively. GenSpera incurred research and development expenses of approximately $1.3 million, $1.5 million and $15.3 million for the six months ended June 30, 2013 and 2012, and from November 21, 2003 (inception) through June 30, 2013, respectively.

Loss Per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of June 30, 2013 and 2012, as they would be anti-dilutive:

	Six months ended June 30,
	2013	2012
Shares underlying options outstanding	5,961,641	4,433,528
Shares underlying warrants outstanding	8,089,520	8,390,953
Shares underlying convertible notes outstanding	257,072	248,252
	14,308,233	13,072,733

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments without extended maturities. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Warrant derivative liability consists of certain of our warrants with anti-dilution provisions, and are valued using option pricing models which incorporate the Company’s stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Fair Value Measurements

Valuation Hierarchy - GAAP establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
Level 3: Unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The table below summarizes the fair values of our financial liabilities as of June 30, 2013 (in thousands):

	Fair Value at June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3

Warrant derivative liability	$355	$-	$-	$355

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

2013
Balance at beginning of year	$1,176
Gain on change in fair value of warrant liability	(766)
Reclassification to equity upon exercise of warrants	(55)
Balance at end of period	$355

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an equity award based on the grant-date fair value of the award. All grants under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the standard as the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. Compensation expense for awards granted to non-employees is re-measured each period.

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility. The Company uses the Black-Scholes option-pricing model to value its stock option awards which incorporate the Company’s stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC, did not, or are not believed by management, to have a material impact on the Company’s present or future financial statements.

NOTE 3 - Summary of Critical Accounting Policies and Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for toxicology and other studies, manufacturing, clinical trials, compensation and consulting costs.

GenSpera incurred research and development expenses of $2.9 million, $3.3 million and $14.0 million for the years ended December 31, 2012 and 2011, and from November 21, 2003 (inception) through December 31, 2012, respectively.

Cash Equivalents

For purposes of the statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. We maintain our cash in bank deposit accounts which, at times, may exceed applicable government mandate insurance limits. We have not experienced any losses in our accounts.

Concentrations of Credit Risk

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may exceed applicable government mandated insurance limits. Cash and cash equivalents were $2.3 million and $5.5 million at December 31, 2012 and 2011, respectively.

We currently outsource all manufacturing of our clinical supplies to single source manufactures. We also have a single source supplier for the active ingredient in our prodrug compounds, including G-202. A change in these suppliers could cause a delay in manufacturing and/or clinical trials, which would adversely affect our Company.

Intangible Assets

Intangible assets consist of licensed technology, patents, and patent applications (see Note 5). The assets associated with licensed technology are recorded at cost and are being amortized on the straight line basis over their estimated useful lives of twelve to seventeen years.

Amortization expense recorded during the years ended December 31, 2012 and 2011 was approximately $17,000 for both years. Amortization expense for each one of the next five fiscal years is estimated to be approximately $17,000 in 2013, 2014 and 2015, respectively and approximately $15,000 in 2016, and $12,000 in 2017.

Office Equipment

Office equipment is stated at cost less accumulated depreciation.  Depreciation is calculated on the straight line basis over the estimated useful lives of the assets of three to five years. Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to expense. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its office equipment for impairment.

Depreciation expense was approximately $4,000 and $3,000 for the years ended December 31, 2012 and 2011, respectively.

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2012 and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2012	2011
Shares underlying options outstanding	4,674,628	3,646,870
Shares underlying warrants outstanding	8,513,984	8,715,289
Shares underlying convertible notes outstanding	252,698	243,854

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments without extended maturities. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Warrant derivative liability consists of certain of our warrants with anti-dilution provisions, and are valued using option pricing models which incorporate the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life.

Fair Value Measurements

Valuation Hierarchy – GAAP establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The table below summarizes the fair values of our financial liabilities as of December 31, 2012 and 2011 (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2012	Level 1	Level 2	Level 3

Warrant derivative liability	$1,176	$—	$—	$1,176

	Fair Value at December 31,	Fair Value Measurement Using
	2011	Level 1	Level 2	Level 3

Warrant derivative liability	$1,734	$—	$—	$1,734

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2012	2011
Balance at beginning of year	$1,734	$2,314
Loss (gain) on change in fair value of warrant liability	50	(580)
Reclassification to equity upon exercise of warrants	(608)	-
Balance at end of period	$1,176	$1,734

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible.

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an equity award based on the grant-date fair value of the award. All grants under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the standard as the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. Compensation expense for awards granted to non-employees is re-measured each period.

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility. The Company uses the Black-Scholes option-pricing model to value its stock option awards which incorporate the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life.

Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC, did not, or are not believed by management, to have a material impact on the Company's present or future financial statements.

SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands):

	Six months ended June 30,
	2013	2012
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$999	$674
Derivative liability reclassified to equity upon exercise of warrants	55	427

There was no cash paid for interest and income taxes for the three or six months ended June 30, 2013 and 2012.

NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands).

	Year ended December 31,
	2012	2011
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	674	-
Derivative liability reclassified to equity upon exercise of warrants	608	-
Common stock units issued as payment of accrued consulting fees	-	60
Common stock units issued as payment of placement fees	-	110
Common stock and warrants issued as payment of consulting fees	-	499

There was no cash paid for interest and income taxes for the years ended December 31, 2012 and 2011.

INTELLECTUAL PROPERTY	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 5 – INTELLECTUAL PROPERTY

We solely own or have exclusive licenses to all of our patents and patent applications. Between 2008 and 2011, we entered into license and assignment agreements with Johns Hopkins University (JHU), the University of Copenhagen (UC) and certain co-inventors (Assignee Co-Founders), in which we paid $212,000 in cash and common stock. As a result of these payments and pursuant to the agreements, we acquired worldwide, exclusive, fully paid up rights in know-how, pre-clinical data, development data and certain patent portfolios that relate to, and form the basis of, our technology. Under these agreements, we are not required to make any other future payments, including fees or other reimbursements, milestones, or royalties, to JHU, UC, or the Assignee Co-Founders.

ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 5 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	June 30,	December 31,
	2013	2012
Accrued compensation and benefits	$530	$958
Accrued research and development	49	100
Accrued other	249	234
Total accrued expenses	$828	$1,292

NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Accrued compensation and benefits	$958	$674
Accrued research and development	100	-
Accrued other	234	54
Total accrued expenses	$1,292	$728

CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes Payable Disclosure [Abstract]
Notes Payable Disclosure [Text Block]
NOTE 6 – CONVERTIBLE NOTES PAYABLE

We have executed convertible notes with our chief executive officer pursuant to which we have borrowed an aggregate of $0.2 million ($0.1 million principal balance outstanding at June 30, 2012). The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at June 30, 2013 and December 31, 2012 was approximately $24,000 and $21,000, respectively. The notes and accrued interest are convertible, at the option of the holder, into shares of our common stock at a conversion price of $0.50 per share.

NOTE 7 - CONVERTIBLE NOTES PAYABLE

We have executed convertible notes with our chief executive officer pursuant to which we have borrowed an aggregate of $0.2 million ($0.1 million principal balance outstanding at December 31, 2012). The notes bear an interest rate of 4.2% and matured at various dates through December 6, 2011. Accrued interest at December 31, 2012 and 2011 was approximately $21,000

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS AND CONTINGENCIES

Legal Matters

On March 12, 2012, GenSpera instituted a declaratory judgment action against Annastasiah Mhaka in the United States District Court for the District of Maryland: GenSpera, Inc. v. Mhaka, Civil Action No. MJG-12-772 (D. Md.). In that complaint, GenSpera, as the licensee of the inventions described and claimed in the U.S. Patent No. 7,468,354 (“the ‘354 patent”) and U.S. Patent No. 7,767,648 (“the ‘648 patent”), sought a declaratory judgment that Annastasiah Mhaka (a former doctoral student at Johns Hopkins University) should not be added to either the ‘354 patent or the ‘648 patent as an inventor. On April 2, 2012, Mhaka filed and served her answer and counterclaim, in which she sought to be added as an inventor to the ‘354 patent and the ‘648 patent. Between April 26, 2012 and October 1, 2012, the parties conducted fact discovery. Between October 1, 2012 and December 1, 2012, the parties conducted limited expert discovery. On November 1, 2012, Mhaka filed a separate complaint in the State Circuit Court for Baltimore County, Maryland, naming GenSpera as a defendant along with Dr. Samuel Denmeade and Dr. John Isaacs (the named inventors on the ‘354 patent and the ‘648 patent). In the complaint, Mhaka alleged that the Defendants are liable under various state law tort theories for omitting her from inventorship on the ‘354 patent and ‘648 patent. In her prayer for relief, Mhaka sought unspecified damages from the Defendants but did not seek to alter the inventorship or ownership of the ‘354 patent or ‘648 patent. On November 8, 2012, the Defendants removed this second action to the United States District Court for the District of Maryland, and on November 16, 2012, the Defendants moved to dismiss all claims in the complaint, asserting (among other things) that the claims were preempted by federal patent law. On January 24, 2013, the Court heard GenSpera’s motion for summary judgment in the original case and the Defendants’ motion to dismiss in the second case. On May 1, 2013, the Court granted GenSpera’s motion for summary judgment in the original case. In its order, the Court stated that it would proceed to issue a declaratory judgment establishing that “Annastasiah Mhaka should not be added to the two patents at issue as an additional inventor pursuant to 35 U.S.C. § 256.” Reserving any ruling on the issue of whether Mhaka’s state law tort claims are preempted by federal patent law, the Court denied Defendants’ motion to dismiss Mhaka’s complaint and directed Mhaka to re-file her claims as counterclaims in the original action. On May 14, 2013, Mhaka filed an amended answer and counterclaims in the consolidated action, re-pleading her tort claims as counterclaims. On June 3, 2013, GenSpera (along with Drs. Denmeade and Isaacs) filed a reply to the counterclaims, denying their allegations and raising a number of affirmative defenses. On July 16, 2013, the Court issued a scheduling order governing Mhaka’s counterclaims.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

(a)	Operating Leases

The Company leases its corporate offices under an operating lease that expires on October 14, 2015.  Rent expense for office space amounted to approximately $27,000 and $19,000 for the years ended December 31, 2012 and 2011, respectively. The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):

2013	$55
2014	56
2015	45
Total minimum lease payments	$156

(b)	Employment Agreements

Effective January 1, 2012, the Company revised the employment agreements with the Chief Executive Officer and Chief Operating Officer. On August 16, 2012, the Company hired the Vice President Finance, Treasurer and Principal Accounting Officer.  On September 2, 2012, the employment agreement with our Chief Operating Officer was automatically extended for an additional year.  The employment agreements contain severance provisions and indemnification clauses.  The indemnification agreement provides for the indemnification and defense of the executive officers, in the event of litigation, to the fullest extent permitted by law.

As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief Executive Officer	Chief Operating Officer	Vice President Finance, Treasurer and Principal Accounting Officer
Terminated without cause	$1,557	$851	$294
Terminated, change of control without good reason	1,557	—	—
Terminated for cause, death, disability and by executive without good reason	330	289	144

CAPITAL STOCK AND STOCKHOLDER'S EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 – CAPITAL STOCK AND STOCKHOLDER’S EQUITY

Common Stock

During the six months ended June 30, 2013, 200,668 warrants were exercised into an equivalent number of common shares for which we received proceeds of approximately $217,000 and one million warrants were exercised on a cashless basis into 537,722 common shares. During the six months ended June 30, 2012, 255,669 warrants were exercised into an equivalent number of common shares for which we received proceeds of approximately $384,000. During the six months ended June 30, 2012, 78,333 warrants were exercised on a cashless basis into 37,301 common shares.

Equity Financing

In March 2013, we offered and sold an additional 557,256 units in connection with subsequent closing of our December Offering. This closing resulted in gross proceeds of $1.0 million. The price per unit was $1.773. In connection with this closing, we incurred placement agent fees and expenses in the amount of $37,000 in cash and issued warrants to purchase 18,410 shares at an exercise price per share of $3.00.

In January 2013, we offered and sold an aggregate of 104,095 units in an additional closing of our December Offering resulting in gross proceeds of $0.2 million. The price per unit was $2.20. In connection with the December 2012 and January 2013 closings of our December Offering, we issued 96,443 additional units in March 2013 in order to adjust the price per unit from $2.20 to $1.773 to be consistent with the price per unit of our March 2013 closing.

In December of 2012 (“December Offering”) we commenced a unit offering of our securities.  Each unit consists of: (i) one (1) share of common stock, par value $0.0001, and (ii) one common stock purchase warrant. The warrants have a term of five years and entitle the holders to purchase common stock at a price per share of $3.00. In the event the shares underlying the warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date. The warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions, as defined. The warrants do not contain any price protection provisions. Additionally, the warrants contain limitations on the holder’s ability to exercise the warrants in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding common stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ prior notice to the Company.

In connection with the offering, we agreed to enter into registration rights agreements with our investors. Pursuant to the registration rights agreements, we agreed to file a “resale” registration statement with the SEC covering the shares of common stock included in the units as well as the shares underlying the warrants, within 45 days of the final closing date of the sale of units and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. We also agreed to use our best efforts to have the registration statement declared effective within 90 days of the final closing. We are also obligated to pay to investors, as partial liquidated damages, a fee of 0.50% per month in cash up to a maximum of 6%, upon the occurrence of certain events, including but not limited to failure to file and/or have the registration statement declared effective within the time provided. Subsequent to the offering, we received a waiver and amendment to the registration rights agreement by holders of a majority of the registrable securities. The effect of the waiver and amendment is to waive all penalties under the registration rights agreement with regard to filing deadlines and effectiveness requirements.

NOTE 9 - CAPITAL STOCK AND STOCKHOLDER’S EQUITY

Common Stock

During the year ended December 31, 2012, 544,639 options and warrants were exercised into an equivalent number of common shares. We received proceeds of $0.7 million from the exercise of the options and warrants. During the year ended December 31, 2012, 78,333 warrants were exercised on a cashless basis into 37,301 common shares.

2013 Equity Financing

See Note 13 - Subsequent Events.

2012 Equity Financing

In December of 2012, we offered and sold an aggregate of 296,366 units, in multiple closings, resulting in gross proceeds of approximately $0.7 million (“December Offering”). The price per unit was $2.20. On March 22, 2013, we issued 71,374 additional units in order to adjust the price per unit from $2.20 to $1.773 to be consistent with the price per unit of our March 22, 2013 closing. Each unit consists of: (i) one (1) share of the common stock, par value $0.0001, and (ii) one common stock purchase warrant. The warrants have a term of five years and entitle the holders to purchase common stock at a price per share of $3.00. In the event the shares underlying the warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date. The warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions, as defined. The warrants do not contain any price protection provisions. Additionally, the warrants contain limitations on the holder’s ability to exercise the warrants in the event such exercise causes the holder to beneficially own in excess of 4.99% of the Company’s issued and outstanding common stock, subject to a discretionary increase in such limitation by the holder to 9.99% upon 61 days’ prior notice to the Company.

In connection with the offering, we entered into a registration rights agreement with our investors. Pursuant to the registration rights agreements, we agreed to file a “resale” registration statement with the SEC covering all shares of the common stock and the shares underlying the warrants within 45 days of the final closing date of the sale of units and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. We have agreed to use our best efforts to have the registration statement declared effective within 90 days of the final closing. We are also obligated to pay to investors, as partial liquidated damages, a fee of 0.50% per month in cash up to a maximum of 6%, upon the occurrence of certain events, including but not limited to failure to file and/or have the registration statement declared effective within the time provided.

2011 Equity Financing

On January 21, 2011, pursuant to a securities purchase agreement (the Securities Purchase Agreement), we sold 2,074,914 units resulting in gross proceeds to the Company of approximately $3.7 million (Offering).  The price per unit was $1.80.  Each unit consists of: (i) one (1) share of the Company’s common stock, par value $.0001 (Shares), and (ii) one half (1/2) Common Stock Purchase Warrant (Warrant(s)). Of these units, 339,915 were subscribed at December 31, 2010 with gross proceeds to the Company of approximately $0.6 million recorded in the December 31, 2010 financial statements as Common Stock Subscribed.

The Warrants have a term of five years and entitle the holders to purchase the Company’s common shares at a price per share of $3.30.  In the event the shares underlying the Warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date.   The Warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions.

The Warrants do not contain any price protection provisions.   The Warrants are callable by the Company assuming the following: (i) the Common Stock trades above $5.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.   The Securities Purchase Agreement also grants the investors certain piggy-back registration rights.
In connection with the Offering, we incurred placement agent and finder’s fees in the amount of $0.1 million in cash and issued warrants to purchase a total of 63,498 shares at an average exercise price per share of $3.26.  Of the fees incurred, $0.1 million was reinvested in the Offering on the same terms and conditions as the investors, resulting in the issuance of 61,498 units.

On February 16, 2011, pursuant to a securities purchase agreement, we sold an additional 166,691 units resulting in gross proceeds to the Company of $0.3 million. The units contain the same terms as the January 21, 2011 units described above. In connection with the offering, we incurred placement agent and finder’s fees in the amount of approximately $6,000 in cash and issued warrants to purchase a total of 3,558 shares at an exercise price per share of $2.16.

On April 29, 2011, pursuant to a securities purchase agreement, we sold an additional 1,363,622 units resulting in gross proceeds of $2.2 million.  The price per unit was $1.65.  Each unit consists of: (i) one (1) share of the common stock, par value $.0001, and (ii) one half (1/2) common stock purchase warrant. The warrants have a term of five years and entitle the holders to purchase the common shares at a price per share of $3.15.  In the event the shares underlying the warrants are not subject to a registration statement, the warrants may be exercised on a cashless basis after 12 months from the issuance date.   The warrants also contain provisions providing for an adjustment in the underlying number of shares and exercise price in the event of stock splits or dividends and fundamental transactions.  The warrants do not contain any price protection provisions.   The warrants are callable assuming the following: (i) our common stock trades above $6.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.   We also granted the investors certain piggy-back registration rights. In connection with the offering, we incurred finder’s fees in the amount of $60,000 in cash and issued warrants to purchase a total of 36,364 shares at an exercise price per share of $3.15.  The warrants have the same terms and conditions as the investor warrants.

As a result of the 2011 offerings, the reinvestment of fees, and the issuance of placement agent and finder’s warrants, we issued a total of 3,666,725 shares and 1,936,785 common stock purchase warrants.

STOCK OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 9 – STOCK OPTIONS

In March 2013, we amended the terms of our 2009 Executive Compensation Plan (“2009 Plan”) to allow for the issuance of up to 6,000,000 shares of common stock. The terms of our 2007 Equity Compensation Plan (“2007 Plan”) allows for the issuance of up to 6,000,000 shares of common stock. Collectively, the 2009 Plan and 2007 Plan are referred to as “the Plans.”

Total stock-based compensation expense recognized for stock options and warrants issued using the straight-line method in the statement of operations for the three months ended June 30, 2013 and 2012 was $71,000 and $117,000, respectively. Total stock-based compensation expense recognized for stock options and warrants issued using the straight-line method in the statement of operations for the six months ended June 30, 2013 and 2012 was $1,148,000 and $907,000, respectively. The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,427,013	$2.06
Forfeited	(140,000)	$2.80
Outstanding at June 30, 2013	5,961,641	$1.83	4.5	$727
Exercisable at June 30, 2013	5,814,134	$1.83	4.5	$727

As of June 30, 2013, there was $0.1 million of total unrecognized compensation cost related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of approximately one year. As of June 30, 2013, there was no unrecognized compensation expense related to performance-based, non-vested employee stock options.

Effective June 30, 2013, upon the resignation of the Company’s Vice President of Finance, the Company extended the exercise period for her vested awards from ninety days to the contractual life of the options.  As a result of the modification, the Company recognized incremental compensation cost of approximately $72,000 in the second quarter of 2013.

During the six months ended June 30, 2013, the Company issued options to purchase 1,221,972 and 76,000 shares of common stock to employees and non-employee directors, respectively, under the Plans. Additionally, the Company issued options to purchase 129,041 shares of common stock to consultants. During the six month period ended June 30, 2013, no options were exercised. During the six months ended June 30, 2012, 70,000 options were exercised into an equivalent number of common shares for which we received $35,000 in proceeds.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the six months ended June 30, 2013 and 2012:

	June 30,
	2013	2012
Volatility	58.9%	75.2%
Expected term (years)	3.9	2.5
Risk-free interest rate	0.7%	0.2%
Dividend yield	0%	0%

NOTE 10 - STOCK OPTIONS

Deferred Compensation Plan

In July of 2011, we adopted Executive Deferred Compensation Plan (the Deferred Plan). The Deferred Plan is intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the Code). The Deferred Plan is intended to be an unfunded “top hat” plan which is maintained primarily to provide deferred compensation benefits for a select group of our “management or highly compensated employees” within the meaning of Sections 201, 301, and 401 of the Employee Retirement Income Security Act of 1974, as amended (ERISA), and to therefore be exempt from the provisions of Parts 2, 3, and 4 of Title I of ERISA. The Deferred Plan is intended to help build a supplemental source of savings and retirement income through pre-tax deferrals of eligible compensation, which may include cash, option and stock bonus awards, discretionary cash, option and stock awards and/or any other payments which may be designated by the Deferred Plan administrator, as eligible, for deferral under the Deferred Plan from time to time. As administered, the Deferred Plan is used to defer compensation of stock awards granted under our other equity compensation plans and does not by its terms approve any grants or awards.

GenSpera’s Compensation Plans

The Company’s 2007 Equity Compensation Plan (2007 Plan) and 2009 Executive Compensation Plan (2009 Plan) (together, the Plans) provide for the awarding of stock grants, nonqualified and incentive stock options, restricted stock units, performance units or other stock-based awards to officers, directors, employees and consultants of the Company. The purpose of the Plans is to advance the interests of GenSpera and our stockholders by attracting, retaining and rewarding persons performing services for us and to motivate such persons to contribute to our growth and profitability. Our Plans are administered by a committee of non-employee directors (the Committee). The Committee determines: who shall be granted awards; the vesting periods; the exercise price; and any other terms deemed appropriate for any award.

As of December 31, 2012, our 2009 Plan authorized up to 1,775,000 shares of common stock to be reserved for issuance upon exercise of stock options or other stock-based awards, and the Company has awarded 1,775,000 stock options, and all such stock options are fully vested. On March 25, 2013, we amended the terms of the 2009 Plan to allow for the issuance of up to 6,000,000 shares of our common stock.

Our 2007 Plan authorizes up to 1,500,000 shares of common stock to be reserved per year for the issuance of the foregoing awards. Under the 2007 Plan, vesting schedules for stock options vary, but generally vest for a period of not more than five years and at a rate of not less than 20% per year. The maximum term of an option granted under the 2007 Plan is ten years. As of December 31, 2012, 2,873,209 shares of common stock were available for future grants under the Plan.

Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Stock-based compensation expense for employees and non-employee directors	$329	$624
Equity awards for nonemployees issued for services	165	348
Total stock-based compensation expense	$494	$972

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	2,612,500	$1.47
Granted	1,034,370	$1.94
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—
Outstanding at December 31, 2012	4,674,628	$1.79	4.4	$2,138

Exercisable at December 31, 2012	4,477,378	$1.75	4.3	$2,138

As of December 31, 2012, there was $0.1 million of total unrecognized compensation cost related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 0.5 years. As of December 31, 2012, there was $0.1 million of total unrecognized compensation expense related to performance-based, non-vested employee stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

During 2012 and 2011, the Company issued options to purchase 1,094,658 and 636,370 shares of common stock, respectively, to employees, and non-employee directors under the Plans. The per share weighted-average fair value of the options granted to employees and non-employee directors during 2012 and 2011 was estimated at $0.99 and $0.86, respectively, on the date of grant.

During 2012 and 2011, the Company issued options to purchase 3,100 and 398,000 shares of common stock, respectively, to consultants under the Plan. The per-share weighted-average fair value of the options granted to consultants during 2012 and 2011 was estimated at $1.27 and $1.31, respectively, on the date of grant.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	71.9%	86.0%
Expected term (years)	2.8	3.3
Risk-free interest rate	0.3%	0.6%
Dividend yield	None	None

During the year ended December 31, 2012, 70,000 options were exercised into an equivalent number of common shares. We received proceeds of $35,000 from the exercise of the options.

WARRANTS AND DERIVATIVE WARRANT LIABILITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
NOTE 10 – WARRANTS AND DERIVATIVE WARRANT LIABILITY

We account for common stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock by the Company are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

Transactions involving our equity-classified and liability-classified warrants are summarized as follows:

	Number of common shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	8,513,984	$2.47
Granted	776,204	$3.00
Exercised	(1,200,668)	$1.01
Forfeited	-	-
Outstanding at June 30, 2013	8,089,520	$2.74	2.0	$473

Exercisable at June 30, 2013	8,089,520	$2.74	2.0	$473

During the six months ended June 30, 2013, 200,668 warrants were exercised into an equivalent number of common shares and 1,000,000 warrants were exercised on a cashless basis into 537,722 common shares. During the six months ended June 30, 2012, 267,003 warrants were exercised into an equivalent number of common shares.

The following table summarizes outstanding warrants to purchase common stock as of June 30, 2013:

	Number of common shares	Weighted- average exercise price	Expiration
Equity-classified warrants
Issued to consultants	1,178,759	$2.27	January 2013 through June 2017

Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014

Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015

Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016

Issued pursuant to 2012 financings	367,740	$3.00	December 2012 through December 2017

Issued pursuant to 2013 financings	704,830	$3.00	March 2013 through March 2018
	6,666,573
Liability-classified warrants
Issued pursuant to 2008 financings	1,422,947	$1.50	July 2013 through August 2013
	8,089,520

Equity-classified Warrants

Total stock-based compensation recognized for warrants issued to consultants using the straight-line method in the statement of operations for the three months ended June 30, 2013 and 2012 was income of $2,000 and expense of $49,000, respectively. Total stock-based compensation expense recognized for warrants issued to consultants using the straight-line method in the statement of operations for the six months ended June 30, 2013 and 2012 was $2,000 and $114,000, respectively.

During the six months ended June 30, 2013, in connection with multiple closings of the December Offering, the Company issued an aggregate of 776,204 common stock purchase warrants, including: 686,420 pursuant to closings in January 2013 and March 2013; 18,410 to the placement agent; and 71,374 additional warrants issued to investors that participated in the December 2012 closing. All warrants were issued with an exercise price of $3.00.

Liability-classified Warrants

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its warrants are subject to derivative accounting as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants is classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions:

	Fair value as of
	June 30, 2013	December 31, 2012

Calculated aggregate value (in thousands)	$355	$1,176
Exercise price per share of warrant	$1.50	$1.50
Closing price per share of common stock	$1.74	$2.20
Volatility	52.9%	54.0%
Expected term (years)	0.05	0.5
Risk-free interest rate	0.02%	0.11%
Dividend yield	0%	0%

NOTE 11 - WARRANTS AND DERIVATIVE WARRANT LIABILITY

We account for stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement.  Stock warrants are accounted for as derivative liabilities if the stock warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of common stock are at a lower price per share than the then-current warrant exercise price.  We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the statement of operations, which is revalued at each balance sheet date subsequent to the initial issuance of the stock warrant.

Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	6,311,837	$2.11
Granted	2,403,452	$3.13
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	8,715,289	$2.39
Granted	314,366	$2.97
Exercised	(515,671)	$1.52
Forfeited	—	—
Outstanding at December 31, 2012	8,513,984	$2.47	1.9	$2,792

Exercisable at December 31, 2012	8,504,984	$2.47	1.9	$2,792

During the year ended December 31, 2012, 515,671 options were exercised into an equivalent number of common shares. We received proceeds of $0.7 million from the exercise of the options.

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2012:

	Number of shares	Weighted Average Exercise price	Expiration
Equity–classified warrants
Issued to consultants	2,262,759	$1.64	January 2013 through June 2017
Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
	6,974,369
Liability–classified warrants
Issued pursuant to July 2008 financings	1,539,615	$1.50	July 2013 through August 2013
	8,513,984
Equity-classified Warrants

During 2012 and 2011, the Company issued warrants to consultants to purchase 18,000 and 466,667 shares of common stock, respectively. The per share weighted-average fair value of the warrants granted to consultants during 2012 and 2011 was estimated at $1.31 and $1.18, respectively, on the date of grant. Total stock-based compensation expense recognized for warrants issued to consultants using the straight-line method in the statement of losses for the year ended December 31, 2012 and 2011 was $14,000 and $851,000, respectively.

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	60.3%	87.0%
Expected term (years)	4.7	5.0
Risk-free interest rate	0.7%	1.5%
Dividend yield	None	None

In connection with the December 2012 financing, the Company issued 296,366 common stock purchase warrants at an exercise price of $3.00 per share. As a result of the 2011 offerings, the reinvestment of fees, and the issuance of placement agent and finder’s warrants, we issued a total of 1,936,785 common stock purchase warrants.

Liability-classified Warrants

The Company has assessed its outstanding equity-linked financial instruments and has concluded that certain of its warrants are subject to derivative accounting, as a result of certain anti-dilution provisions contained in the warrants. The fair value of these warrants is classified as a liability in the financial statements with the change in fair value during the periods presented recorded in the statement of operations.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions (in thousands):

	Fair value as of December 31,
	2012	2011

Calculated aggregate value	$1,176	$1,734
Exercise price per share of warrant	$1.50	$1.50
Closing price per share of common stock	$2.20	$2.01
Volatility	54.0%	71.0%
Expected term (years)	0.5	1.5
Risk-free interest rate	0.11%	0.12%
Dividend yield	0%	0%

We have recorded loss of $50,000 and gain of $580,000 during the year ended December 31, 2012 and 2011, respectively related to the change in fair value of the warrant derivative liability during that period.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12 - INCOME TAXES

Net operating losses for tax purposes of approximately $17.4 million at December 31, 2012 are available for carryover. The net operating losses will expire from 2013 through 2032. We have provided a 100% valuation allowance for the deferred tax benefits resulting from the net operating loss carryover and our tax credits due to our limited operating history. In addressing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences are deductible. The valuation allowance increased by $1.8 million and $1.2 million during the years ended December 31, 2012 and 2011, respectively. A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the years ended December 31, 2012 and 2011 follows.

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	2012	2011
Deferred tax assets:
Net operating loss carryover	$5,914	$3,873
Tax credits	114	328
Valuation allowance	(6,028)	(4,201)
Net deferred tax assets	$-	$-

Statutory federal income tax rate	-34%	-34%
State income taxes, net of federal taxes	0%	0%
Non-deductible items	10%	8%
Valuation allowance	24%	26%

Effective income tax rate	0%	0%

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 13 – SUBSEQUENT EVENTS

In January 2013, we offered and sold an aggregate of 104,095 units in an additional closing of our December Offering resulting in gross proceeds of $0.2 million. The price per unit was $2.20. On March 22, 2013, we issued 25,069 additional units in order to adjust the price per unit from $2.20 to $1.773 to be consistent with the price per unit of our March 22, 2013 closing.  All other terms and conditions are the same as the December Offering.

Between March 22, 2013 and March 27, 2013, we offered and sold 557,256 units in in connection with another closing of our December Offering. This closing resulted in gross proceeds of $1.0 million. The price per unit was $1.773. All other terms and conditions are the same as the December Offering.

In connection with this closing, we incurred placement agent and finder’s fees and expenses in the amount of $37,000 in cash and issued warrants to purchase 18,410 shares at an exercise price per share of $3.00.

SUMMARY OF CRITICAL ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for manufacturing, clinical trials, compensation and consulting costs.

GenSpera incurred research and development expenses of approximately $0.7 million and $0.8 million for the three months ended June 30, 2013 and 2012, respectively. GenSpera incurred research and development expenses of approximately $1.3 million, $1.5 million and $15.3 million for the six months ended June 30, 2013 and 2012, and from November 21, 2003 (inception) through June 30, 2013, respectively.

Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for toxicology and other studies, manufacturing, clinical trials, compensation and consulting costs.

GenSpera incurred research and development expenses of $2.9 million, $3.3 million and $14.0 million for the years ended December 31, 2012 and 2011, and from November 21, 2003 (inception) through December 31, 2012, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

For purposes of the statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. We maintain our cash in bank deposit accounts which, at times, may exceed applicable government mandate insurance limits. We have not experienced any losses in our accounts.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may exceed applicable government mandated insurance limits. Cash and cash equivalents were $2.3 million and $5.5 million at December 31, 2012 and 2011, respectively.

We currently outsource all manufacturing of our clinical supplies to single source manufactures. We also have a single source supplier for the active ingredient in our prodrug compounds, including G-202. A change in these suppliers could cause a delay in manufacturing and/or clinical trials, which would adversely affect our Company.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets consist of licensed technology, patents, and patent applications (see Note 5). The assets associated with licensed technology are recorded at cost and are being amortized on the straight line basis over their estimated useful lives of twelve to seventeen years.

Amortization expense recorded during the years ended December 31, 2012 and 2011 was approximately $17,000 for both years. Amortization expense for each one of the next five fiscal years is estimated to be approximately $17,000 in 2013, 2014 and 2015, respectively and approximately $15,000 in 2016, and $12,000 in 2017.

Property, Plant and Equipment, Policy [Policy Text Block]
Office Equipment

Office equipment is stated at cost less accumulated depreciation.  Depreciation is calculated on the straight line basis over the estimated useful lives of the assets of three to five years. Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to expense. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its office equipment for impairment.

Depreciation expense was approximately $4,000 and $3,000 for the years ended December 31, 2012 and 2011, respectively.

Earnings Per Share, Policy [Policy Text Block]
Loss Per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of June 30, 2013 and 2012, as they would be anti-dilutive:

	Six months ended June 30,
	2013	2012
Shares underlying options outstanding	5,961,641	4,433,528
Shares underlying warrants outstanding	8,089,520	8,390,953
Shares underlying convertible notes outstanding	257,072	248,252
	14,308,233	13,072,733

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2012 and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2012	2011
Shares underlying options outstanding	4,674,628	3,646,870
Shares underlying warrants outstanding	8,513,984	8,715,289
Shares underlying convertible notes outstanding	252,698	243,854

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments without extended maturities. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Warrant derivative liability consists of certain of our warrants with anti-dilution provisions, and are valued using option pricing models which incorporate the Company’s stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments without extended maturities. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Warrant derivative liability consists of certain of our warrants with anti-dilution provisions, and are valued using option pricing models which incorporate the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Valuation Hierarchy - GAAP establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
Level 3: Unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The table below summarizes the fair values of our financial liabilities as of June 30, 2013 (in thousands):

	Fair Value at June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3

Warrant derivative liability	$355	$-	$-	$355

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

2013
Balance at beginning of year	$1,176
Gain on change in fair value of warrant liability	(766)
Reclassification to equity upon exercise of warrants	(55)
Balance at end of period	$355

Fair Value Measurements

Valuation Hierarchy – GAAP establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The table below summarizes the fair values of our financial liabilities as of December 31, 2012 and 2011 (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2012	Level 1	Level 2	Level 3

Warrant derivative liability	$1,176	$—	$—	$1,176

	Fair Value at December 31,	Fair Value Measurement Using
	2011	Level 1	Level 2	Level 3

Warrant derivative liability	$1,734	$—	$—	$1,734

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2012	2011
Balance at beginning of year	$1,734	$2,314
Loss (gain) on change in fair value of warrant liability	50	(580)
Reclassification to equity upon exercise of warrants	(608)	-
Balance at end of period	$1,176	$1,734

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an equity award based on the grant-date fair value of the award. All grants under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the standard as the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. Compensation expense for awards granted to non-employees is re-measured each period.

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility. The Company uses the Black-Scholes option-pricing model to value its stock option awards which incorporate the Company’s stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Stock-Based Compensation

The Company measures the cost of employee services received in exchange for an equity award based on the grant-date fair value of the award. All grants under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the standard as the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measured. Compensation expense for awards granted to non-employees is re-measured each period.

Determining the appropriate fair value of the stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based payment and stock price volatility. The Company uses the Black-Scholes option-pricing model to value its stock option awards which incorporate the Company’s stock price, volatility, U.S. risk-free rate, dividend rate, and estimated life.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC, did not, or are not believed by management, to have a material impact on the Company’s present or future financial statements.

Recent Accounting Pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC, did not, or are not believed by management, to have a material impact on the Company's present or future financial statements.

SUMMARY OF CRITICAL ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of June 30, 2013 and 2012, as they would be anti-dilutive:

	Six months ended June 30,
	2013	2012
Shares underlying options outstanding	5,961,641	4,433,528
Shares underlying warrants outstanding	8,089,520	8,390,953
Shares underlying convertible notes outstanding	257,072	248,252
	14,308,233	13,072,733

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2012 and 2011, as they would be anti-dilutive:

	Year Ended December 31,
	2012	2011
Shares underlying options outstanding	4,674,628	3,646,870
Shares underlying warrants outstanding	8,513,984	8,715,289
Shares underlying convertible notes outstanding	252,698	243,854

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The table below summarizes the fair values of our financial liabilities as of June 30, 2013 (in thousands):

	Fair Value at June 30,	Fair Value Measurement Using
	2013	Level 1	Level 2	Level 3

Warrant derivative liability	$355	$-	$-	$355

The table below summarizes the fair values of our financial liabilities as of December 31, 2012 and 2011 (in thousands):

	Fair Value at December 31,	Fair Value Measurement Using
	2012	Level 1	Level 2	Level 3

Warrant derivative liability	$1,176	$—	$—	$1,176

	Fair Value at December 31,	Fair Value Measurement Using
	2011	Level 1	Level 2	Level 3

Warrant derivative liability	$1,734	$—	$—	$1,734

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

2013
Balance at beginning of year	$1,176
Gain on change in fair value of warrant liability	(766)
Reclassification to equity upon exercise of warrants	(55)
Balance at end of period	$355

The reconciliation of the warrant derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2012	2011
Balance at beginning of year	$1,734	$2,314
Loss (gain) on change in fair value of warrant liability	50	(580)
Reclassification to equity upon exercise of warrants	(608)	-
Balance at end of period	$1,176	$1,734

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following table contains additional information for the periods reported (in thousands):

	Six months ended June 30,
	2013	2012
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$999	$674
Derivative liability reclassified to equity upon exercise of warrants	55	427

The following table contains additional information for the periods reported (in thousands).

	Year ended December 31,
	2012	2011
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	674	-
Derivative liability reclassified to equity upon exercise of warrants	608	-
Common stock units issued as payment of accrued consulting fees	-	60
Common stock units issued as payment of placement fees	-	110
Common stock and warrants issued as payment of consulting fees	-	499

ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consist of the following (in thousands):

	June 30,	December 31,
	2013	2012
Accrued compensation and benefits	$530	$958
Accrued research and development	49	100
Accrued other	249	234
Total accrued expenses	$828	$1,292

Accrued expenses consist of the following (in thousands):

	December 31, 2012	December 31, 2011
Accrued compensation and benefits	$958	$674
Accrued research and development	100	-
Accrued other	234	54
Total accrued expenses	$1,292	$728

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The following table summarizes future minimum lease payments as of December 31, 2012 (in thousands):
2013	$55
2014	56
2015	45
Total minimum lease payments	$156

Restructuring and Related Costs [Table Text Block]
As part of the agreements, the executives potentially shall be entitled to the following (in thousands):

	Chief Executive Officer	Chief Operating Officer	Vice President Finance, Treasurer and Principal Accounting Officer
Terminated without cause	$1,557	$851	$294
Terminated, change of control without good reason	1,557	—	—
Terminated for cause, death, disability and by executive without good reason	330	289	144

STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
Total stock-based compensation expense recognized for stock options issued using the straight-line method in the statement of losses for the year ended December 31, 2012 and 2011 is as follows (in thousands):

	2012	2011
Stock-based compensation expense for employees and non-employee directors	$329	$624
Equity awards for nonemployees issued for services	165	348
Total stock-based compensation expense	$494	$972

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	4,674,628	$1.79
Granted	1,427,013	$2.06
Forfeited	(140,000)	$2.80
Outstanding at June 30, 2013	5,961,641	$1.83	4.5	$727
Exercisable at June 30, 2013	5,814,134	$1.83	4.5	$727

The following table summarizes stock option activity under the Plans:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	2,612,500	$1.47
Granted	1,034,370	$1.94
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	3,646,870	$1.60
Granted	1,097,758	$2.33
Exercised	(70,000)	$0.50
Forfeited	—	—
Outstanding at December 31, 2012	4,674,628	$1.79	4.4	$2,138

Exercisable at December 31, 2012	4,477,378	$1.75	4.3	$2,138

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the six months ended June 30, 2013 and 2012:

	June 30,
	2013	2012
Volatility	58.9%	75.2%
Expected term (years)	3.9	2.5
Risk-free interest rate	0.7%	0.2%
Dividend yield	0%	0%

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the grants issued for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	71.9%	86.0%
Expected term (years)	2.8	3.3
Risk-free interest rate	0.3%	0.6%
Dividend yield	None	None

WARRANTS AND DERIVATIVE WARRANT LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
Transactions involving our equity-classified and liability-classified warrants are summarized as follows:

	Number of common shares	Weighted- average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	8,513,984	$2.47
Granted	776,204	$3.00
Exercised	(1,200,668)	$1.01
Forfeited	-	-
Outstanding at June 30, 2013	8,089,520	$2.74	2.0	$473

Exercisable at June 30, 2013	8,089,520	$2.74	2.0	$473

Transactions involving our equity-classified and liability-classified stock warrants are summarized as follows:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2010	6,311,837	$2.11
Granted	2,403,452	$3.13
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2011	8,715,289	$2.39
Granted	314,366	$2.97
Exercised	(515,671)	$1.52
Forfeited	—	—
Outstanding at December 31, 2012	8,513,984	$2.47	1.9	$2,792

Exercisable at December 31, 2012	8,504,984	$2.47	1.9	$2,792

Schedule of Outstanding Warrants to Purchase Common Stock [Table Text Block]
The following table summarizes outstanding warrants to purchase common stock as of June 30, 2013:

	Number of common shares	Weighted- average exercise price	Expiration
Equity-classified warrants
Issued to consultants	1,178,759	$2.27	January 2013 through June 2017

Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014

Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015

Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016

Issued pursuant to 2012 financings	367,740	$3.00	December 2012 through December 2017

Issued pursuant to 2013 financings	704,830	$3.00	March 2013 through March 2018
	6,666,573
Liability-classified warrants
Issued pursuant to 2008 financings	1,422,947	$1.50	July 2013 through August 2013
	8,089,520

The following table summarizes outstanding warrants to purchase common stock as of December 31, 2012:

	Number of shares	Weighted Average Exercise price	Expiration
Equity–classified warrants
Issued to consultants	2,262,759	$1.64	January 2013 through June 2017
Issued pursuant to 2009 financings	1,455,516	$3.00	February 2014 through September 2014
Issued pursuant to 2010 financings	1,022,943	$3.38	January 2015 through May 2015
Issued pursuant to 2011 financings	1,936,785	$3.24	January 2016 through April 2016
Issued pursuant to 2012 financings	296,366	$3.00	December 2017
	6,974,369
Liability–classified warrants
Issued pursuant to July 2008 financings	1,539,615	$1.50	July 2013 through August 2013
	8,513,984

Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Table Text Block]

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of the equity-classified warrants issued for services for the years ended December 31, 2012 and 2011:

	Year Ended December 31,
	2012	2011
Volatility	60.3%	87.0%
Expected term (years)	4.7	5.0
Risk-free interest rate	0.7%	1.5%
Dividend yield	None	None

Schedule of Share-based Payment Award, Warrants Derivative Liability Valuation Assumptions [Table Text Block]
The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions:

	Fair value as of
	June 30, 2013	December 31, 2012

Calculated aggregate value (in thousands)	$355	$1,176
Exercise price per share of warrant	$1.50	$1.50
Closing price per share of common stock	$1.74	$2.20
Volatility	52.9%	54.0%
Expected term (years)	0.05	0.5
Risk-free interest rate	0.02%	0.11%
Dividend yield	0%	0%

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions (in thousands):

	Fair value as of December 31,
	2012	2011

Calculated aggregate value	$1,176	$1,734
Exercise price per share of warrant	$1.50	$1.50
Closing price per share of common stock	$2.20	$2.01
Volatility	54.0%	71.0%
Expected term (years)	0.5	1.5
Risk-free interest rate	0.11%	0.12%
Dividend yield	0%	0%

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets and liabilities are as follows (in thousands):

	2012	2011
Deferred tax assets:
Net operating loss carryover	$5,914	$3,873
Tax credits	114	328
Valuation allowance	(6,028)	(4,201)
Net deferred tax assets	$-	$-

Statutory federal income tax rate	-34%	-34%
State income taxes, net of federal taxes	0%	0%
Non-deductible items	10%	8%
Valuation allowance	24%	26%

Effective income tax rate	0%	0%

MANAGEMENT'S PLANS (Details Textual) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 20, 2003
Deficit accumulated during the development stage	$ 29,324	$ 27,083		$ 20,163
Cash and Cash Equivalents, at Carrying Value	$ 1,500	$ 2,345	$ 3,949	$ 5,530	$ 3,671	$ 0
Percentage of Cash and Cash Equivalents in Total Assets	81.00%	91.00%

SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Shares underlying, outstanding	14,308,233	13,072,733
Employee Stock Option [Member]
Shares underlying, outstanding	5,961,641	4,433,528	4,674,628	3,646,870
Warrant [Member]
Shares underlying, outstanding	8,089,520	8,390,953	8,513,984	8,715,289
Convertible Notes Payable [Member]
Shares underlying, outstanding	257,072	248,252	252,698	243,854

SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant derivative liability	$ 355	$ 1,176	$ 1,734	$ 2,314
Fair Value, Inputs, Level 1 [Member]
Warrant derivative liability	0	0	0
Fair Value, Inputs, Level 2 [Member]
Warrant derivative liability	0	0	0
Fair Value, Inputs, Level 3 [Member]
Warrant derivative liability	$ 355	$ 1,176	$ 1,734

SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Balance at beginning of year			$ 1,176	$ 1,734	$ 1,734	$ 2,314
Loss (gain) on change in fair value of warrant liability	(531)	(844)	(766)	748	50	(580)	1,010	244
Reclassification to equity upon exercise of warrants			(55)		(608)	0
Balance at end of period	$ 355		$ 355		$ 1,176	$ 1,734	$ 1,176	$ 355

SUMMARY OF CRITICAL ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2010	Nov. 20, 2003
Research and Development Expense, Total	$ 666	$ 789	$ 1,336	$ 1,527	$ 2,922	$ 3,302	$ 13,979	$ 15,315
Cash and Cash Equivalents	1,500	3,949	1,500	3,949	2,345	5,530	2,345	1,500	3,671	0
Amortization					17,000	17,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months					17,000		17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two					17,000		17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three					17,000		17,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four					15,000		15,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five					12,000		12,000
Depreciation					$ 4,000	$ 3,000
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					12 years
Property, Plant and Equipment, Useful Life					3 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					17 years
Property, Plant and Equipment, Useful Life					5 years

SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$ 999	$ 674	$ 674	$ 0
Derivative liability reclassified to equity upon exercise of warrants	55	427	608	0	86
Common stock units issued as payment of accrued consulting fees			0	60
Common stock units issued as payment of placement fees			0	110
Common stock and warrants issued as payment of consulting fees			$ 0	$ 499

INTELLECTUAL PROPERTY (Details Textual) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		48 Months Ended	109 Months Ended	115 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Payments To Acquire Intangible Assets	$ 0	$ 0	$ 0	$ 0	$ 212	$ 194	$ 194

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued compensation and benefits	$ 530	$ 958	$ 674
Accrued research and development	49	100	0
Accrued other	249	234	54
Total accrued expenses	$ 828	$ 1,292	$ 728

CONVERTIBLE NOTES PAYABLE (Details Textual) (Chief Executive Officer [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Chief Executive Officer [Member]
Convertible Notes Payable, Total	$ 200,000	$ 200,000
Long-term Debt, Gross	100,000	100,000
Debt Instrument, Interest Rate, Effective Percentage	4.20%	4.20%
Debt Instrument, Maturity Date	Dec 6, 2011	Dec 6, 2011
Interest Payable	$ 24,000	$ 21,000	$ 17,000
Debt Instrument, Convertible, Conversion Price	$ 0.5	$ 0.5

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 55
2014	56
2015	45
Total minimum lease payments	$ 156

COMMITMENTS AND CONTINGENCIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Terminated without Cause [Member] | Chief Executive Officer [Member]
Severance Provision And Indemnification Charges	$ 1,557
Terminated without Cause [Member] | Chief Operating Officer [Member]
Severance Provision And Indemnification Charges	851
Terminated without Cause [Member] | Vice President Finance, Treasurer and Principal Accounting Officer [Member]
Severance Provision And Indemnification Charges	294
Terminated Change of Control without Good Reason [Member] | Chief Executive Officer [Member]
Severance Provision And Indemnification Charges	1,557
Terminated Change of Control without Good Reason [Member] | Chief Operating Officer [Member]
Severance Provision And Indemnification Charges	0
Terminated Change of Control without Good Reason [Member] | Vice President Finance, Treasurer and Principal Accounting Officer [Member]
Severance Provision And Indemnification Charges	0
Terminated for Cause Death Disability and by Executive with Good Reason [Member] | Chief Executive Officer [Member]
Severance Provision And Indemnification Charges	330
Terminated for Cause Death Disability and by Executive with Good Reason [Member] | Chief Operating Officer [Member]
Severance Provision And Indemnification Charges	289
Terminated for Cause Death Disability and by Executive with Good Reason [Member] | Vice President Finance, Treasurer and Principal Accounting Officer [Member]
Severance Provision And Indemnification Charges	$ 144

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 27,000	$ 19,000
Lease Expiration Date	Oct 14, 2015

CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Jan. 21, 2011 Securities Purchase Agreement1 [Member]	Feb. 16, 2011 Securities Purchase Agreement2 [Member]	Apr. 29, 2011 Securities Purchase Agreement3 [Member]	Dec. 31, 2011 Securities Purchase Agreement3 [Member]	Dec. 31, 2010 Securities Purchase Agreement6[Member]	Mar. 31, 2013 Equity Financing 2012 [Member]	Jan. 31, 2013 Equity Financing 2012 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] March 22 2013 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] Maximum [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] Maximum [Member] March 22 2013 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] Minimum [Member] March 22 2013 [Member]
Stock Issued During Period Shares Stock Options and Warrant Exercised			544,639
Proceeds From Options and Warrant Exercises	$ 217,000	$ 384,000	$ 700,000
Warrants Exercised	200,668	255,669
Shares Issued During Period Upon Exercise of Warrants	537,722	37,301	37,301
Warrants Exercised on Cashless Basis	1,000,000	78,333	78,333
Stock Issued During Period, Shares, New Issues													296,366	71,374
Stock Issued During Period, Value, New Issues					650,000								700,000
Stock Issued During Period New Issues Price Per Share													$ 2.2			$ 2.2	$ 1.773
Stock Issued During Period, Shares, Stock Options and Warrant Issued						2,074,914	166,691	1,363,622		339,915	557,256	104,095
Proceeds from Issuance Common Stock and Warrants						3,700,000	300,000	2,200,000		600,000	1,000,000	200,000
Stock Issued During Period, Price Per Share Stock Options and Warrant						$ 1.8		$ 1.65			$ 1.773	$ 2.2
Placement Agent and Finders Fees Incurred						100,000	6,000	60,000			37,000
Common Stock Purchase Warrants Issued Shares (in shares)				1,936,785					1,936,785		18,410
Stock Issued During Period Shares Adjust Price Per Unit											96,443
Stock Units Components, Description						Each unit consists of: (i) one (1) share of the Companys common stock, par value $.0001 (Shares), and (ii) one half (1/2) Common Stock Purchase Warrant (Warrant(s)).		Each unit consists of: (i) one (1) share of the common stock, par value $.0001, and (ii) one half (1/2) common stock purchase warrant.				adjust the price per unit from $2.20 to $1.773	Each unit consists of: (i) one (1) share of common stock, par value $0.0001, and (ii) one common stock purchase warrant.
Class of Warrant or Right, Exercise Price of Warrants						$ 3.26	$ 2.16				$ 3		$ 3
Warrants Expiration Period						5 years		5 years					5 years
Beneficially Interest, Percentage													4.99%
Discretionary Increase, Percentage													9.99%
Partial Liquidated Damages Fee, Percentage													0.50%		6.00%
Common Stock Shares Exercise Price						$ 3.3		$ 3.15
Warrants Callable Assumptions Description						The Warrants are callable by the Company assuming the following: (i) the Common Stock trades above $5.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.		The warrants are callable assuming the following: (i) our common stock trades above $6.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						63,498	3,558	36,364
Reinvested Amount In Offering						$ 100,000
Issuance Of Common Stock and Warrants Shares						61,498
Stock Issued During Period Common Shares Issued									3,666,725

STOCK OPTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expense for employees and non-employee directors	$ 329	$ 624
Equity awards for nonemployees issued for services	165	348
Total stock-based compensation expense	$ 494	$ 972

STOCK OPTIONS (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares, Outstanding, Beginning balance (in shares)	4,674,628	3,646,870	2,612,500
Number of shares, Granted (in shares)	1,427,013	1,097,758	1,034,370
Number of shares, Exercised (in shares)		(70,000)	0
Number of shares, Forfeited (in shares)	(140,000)	0	0
Number of shares, Outstanding, Ending balance (in shares)	5,961,641	4,674,628	3,646,870
Number of shares, Exercisable (in shares)	5,814,134	4,477,378
Weighted average exercise price, Outstanding at beginning of the period (in dollars per share)	$ 1.79	$ 1.6	$ 1.47
Weighted Average Exercise Price, Granted (in dollars per share)	$ 2.06	$ 2.33	$ 1.94
Weighted Average Exercise Price, Exercised (in dollars per share)		$ 0.5	$ 0
Weighted Average Exercise Price, Forfeited (in dollars per share)	$ 2.8	$ 0	$ 0
Weighted Average Exercise Price, Outstanding at end of the period (in dollars per share)	$ 1.83	$ 1.79	$ 1.6
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 1.83	$ 1.75
Weighted Average Remaining Contractual Term, Outstanding	4 years 6 months	4 years 4 months 24 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 6 months	4 years 3 months 18 days
Aggregate intrinsic value, Outstanding (in dollars)	$ 727	$ 2,138
Aggregate intrinsic value, Exercisable (in dollars)	$ 727	$ 2,138

STOCK OPTIONS (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Volatility	58.90%	75.20%	71.90%	86.00%
Expected term (years)	3 years 10 months 24 days	2 years 6 months	2 years 9 months 18 days	3 years 3 months 18 days
Risk-free interest rate	0.70%	0.20%	0.30%	0.60%
Dividend yield	0.00%	0.00%	0.00%	0.00%

STOCK OPTIONS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		109 Months Ended	115 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013 Performance-Based Non-Vested Employee Stock Options [Member]	Mar. 31, 2013 Plan 2009 [Member]	Dec. 31, 2012 Plan 2009 [Member]	Dec. 31, 2012 Plan 2009 [Member] March 25, 2013 [Member]	Dec. 31, 2012 Plan 2007 [Member]	Mar. 31, 2013 Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										6,000,000	1,775,000		1,500,000	6,000,000
Stock-based Compensation	$ 71,000	$ 117,000	$ 1,148,000	$ 233,000	$ 513,000	$ 1,823,000	$ 6,081,000	$ 7,229,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options					100,000		100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost	72,000
Share-based Compensation Arrangement, Options, Issued to Employees			1,221,972
Share-based Compensation Arrangement, Options, Issued to Non Employee Directors			76,000
Share-based Compensation Arrangement, Options, Issued to Consultants			129,041		3,100	398,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period					70,000	0
Proceeds from Stock Options Exercised				$ 35,000	$ 35,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award					1,775,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period												6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant					2,873,209		2,873,209
Employee Service Share-based Compensation Non Vested Awards, Weighted Average Period for Total Compensation Cost to be Recognized					6 months
Share-based Compensation Arrangement Options Issued to Employees and Non Employee Directors					1,094,658	636,370
Share-based Compensation Arrangement Options Issued to Employees and Non Employee Directors, Weighted Average Price					$ 0.99	$ 0.86
Share-based Compensation Arrangement Options Issued to Consultants, Weighted Average Price					$ 1.27	$ 1.31
Share Based Compensation Arrangement By Share Based Payment Award Vesting Rate Minimum													not less than 20% per year.
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period, Description					period of not more than five years
Share-based Compensation Arrangement by Share-based Payment Award, Assumptions, Expected Term					10 years

WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of shares, Outstanding at beginning of period (in shares)	8,513,984	8,715,289	6,311,837
Number of shares, Granted (in shares)	776,204	314,366	2,403,452
Number of shares, Exercised (in shares)	(1,200,668)	(515,671)	0
Number of shares, Forfeited (in shares)	0	0	0
Number of shares, Outstanding at ending of period (in shares)	8,089,520	8,513,984	8,715,289
Number of shares, Exercisable at end of period (in shares)	8,089,520	8,504,984
Weighted-average exercise price, Outstanding at beginning of period (in dollars per share)	$ 2.47	$ 2.39	$ 2.11
Weighted-average exercise price, Granted (in dollars per share)	$ 3	$ 2.97	$ 3.13
Weighted-average exercise price, Exercised (in dollars per share)	$ 1.01	$ 1.52	$ 0
Weighted-average exercise price, Forfeited (in dollars per share)	$ 0	$ 0	$ 0
Weighted-average exercise price, Outstanding at end of period (in dollars per share)	$ 2.74	$ 2.47	$ 2.39
Weighted-average exercise price, Exercisable at end of period (in dollars per share)	$ 2.74	$ 2.47
Weighted-average remaining contractual term, Outstanding at end of period	2 years	1 year 10 months 24 days
Weighted-average remaining contractual term, Exercisable at end of period	2 years	1 year 10 months 24 days
Aggregate intrinsic value, Outstanding at end of period (in dollars)	$ 473	$ 2,792
Aggregate intrinsic value, Exercisable at end of period (in dollars)	$ 473	$ 2,792

WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity Classified Warrants [Member]
Number of shares (in shares)	6,666,573	6,974,369
Equity Classified Warrants [Member] | Consultant [Member]
Number of shares (in shares)	1,178,759	2,262,759
Weighted Average Exercise price (in dollars per share)	$ 2.27	$ 1.64
Expiration	January 2013 through June 2017	January 2013 through June 2017
Equity Classified Warrants [Member] | Financing 2009 [Member]
Number of shares (in shares)	1,455,516	1,455,516
Weighted Average Exercise price (in dollars per share)	$ 3	$ 3
Expiration	February 2014 through September 2014	February 2014 through September 2014
Equity Classified Warrants [Member] | Financing 2010 [Member]
Number of shares (in shares)	1,022,943	1,022,943
Weighted Average Exercise price (in dollars per share)	$ 3.38	$ 3.38
Expiration	January 2015 through May 2015	January 2015 through May 2015
Equity Classified Warrants [Member] | Financing 2011 [Member]
Number of shares (in shares)	1,936,785	1,936,785
Weighted Average Exercise price (in dollars per share)	$ 3.24	$ 3.24
Expiration	January 2016 through April 2016	January 2016 through April 2016
Equity Classified Warrants [Member] | Financing 2012 [Member]
Number of shares (in shares)	367,740	296,366
Weighted Average Exercise price (in dollars per share)	$ 3	$ 3
Expiration	December 2012 through December 2017	December 2017
Equity Classified Warrants [Member] | Financing 2013 [Member]
Number of shares (in shares)	704,830
Weighted Average Exercise price (in dollars per share)	$ 3
Expiration	March 2013 through March 2018
Liability Classified Warrants [Member]
Number of shares (in shares)	8,089,520	8,513,984
Liability Classified Warrants [Member] | Financing 2008 [Member]
Number of shares (in shares)	1,422,947	1,539,615
Weighted Average Exercise price (in dollars per share)	$ 1.5	$ 1.5
Expiration	July 2013 through August 2013	July 2013 through August 2013

WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 2) (Equity Classified Warrants [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity Classified Warrants [Member]
Volatility	60.30%	87.00%
Expected term (years)	4 years 8 months 12 days	5 years
Risk-free interest rate	0.70%	1.50%
Dividend yield	0.00%	0.00%

WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 3) (Liability Classified Warrants [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability Classified Warrants [Member]
Calculated aggregate value (in thousands)	$ 355	$ 1,176	$ 1,734
Exercise price per share of warrant	$ 1.5	$ 1.5	$ 1.5
Closing price per share of common stock	$ 1.74	$ 2.2	$ 2.01
Volatility	52.90%	54.00%	71.00%
Expected term (years)	18 days	6 months	1 year 6 months
Risk-free interest rate	0.02%	0.11%	0.12%
Dividend yield	0.00%	0.00%	0.00%

WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details Textual) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Equity Classified Warrants [Member]	Jan. 31, 2013 Equity Classified Warrants [Member]	Jun. 30, 2013 Equity Classified Warrants [Member]	Jun. 30, 2012 Equity Classified Warrants [Member]	Jun. 30, 2013 Equity Classified Warrants [Member]	Jun. 30, 2012 Equity Classified Warrants [Member]	Dec. 31, 2012 Equity Classified Warrants [Member]	Dec. 31, 2012 Financing December 2012 [Member] Equity Classified Warrants [Member]
Warrants Exercised	200,668	255,669							200,668	267,003
Warrants Exercised on Cashless Basis	1,000,000	78,333	78,333
Shares Issued During Period Upon Exercise of Warrants	537,722	37,301	37,301
Share-based Compensation Expense Recognized for Warrants Issued to Consultants			$ 14,000	$ 851,000			$ 2,000	$ 49,000	$ 2,000	$ 114,000
Common Stock Purchase Warrants Issued Shares				1,936,785	686,420	776,204
Share-based Compensation Arrangement, Warrants Issued to Placement Agent											18,410
Share-based Compensation Arrangement, Warrants Issued to Investors											71,374
Warrants Weighted Average Fair Value			$ 1.31	$ 1.18							$ 3
Derivative, Gain on Derivative				580,000
Derivative, Loss on Derivative			50,000
Proceeds From Options and Warrant Exercises	$ 217,000	$ 384,000	$ 700,000
Share-based Compensation Arrangement Warrants Issued to Consultants (in shares)			18,000	466,667
Class of Warrant or Right, Outstanding (in shares)							6,666,573		6,666,573		6,974,369	296,366
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 3

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryover	$ 5,914	$ 3,873
Tax credits	114	328
Valuation allowance	(6,028)	(4,201)
Net deferred tax assets	$ 0	$ 0
Statutory federal income tax rate	(34.00%)	(34.00%)
State income taxes, net of federal taxes	0.00%	0.00%
Non-deductible items	10.00%	8.00%
Valuation allowance	24.00%	26.00%
Effective income tax rate	0.00%	0.00%

INCOME TAXES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards	$ 17.4
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1.8	$ 1.2
Operating Loss Carry forwards Valuation Allowance Percentage	100.00%
Operating Loss Carryforward Expiration Dates	expire from 2013 through 2032

SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2012 Subsequent Event [Member] January 31, 2013 [Member]	Dec. 31, 2012 Subsequent Event [Member] March 22 2013 [Member]	Dec. 31, 2012 Subsequent Event [Member] March 22 2013 [Member] Minimum [Member]	Dec. 31, 2012 Subsequent Event [Member] March 22 2013 [Member] Maximum [Member]	Dec. 31, 2012 Subsequent Event [Member] Between March 22, 2013 and March 27, 2013 [Member]
Common stock issued (in shares)		104,095	25,069			557,256
Common stock issued	$ 650,000	$ 200,000				$ 1,000,000
Stock Issued During Period New Issues, Price Per Share		$ 2.2		$ 1.773	$ 2.2	$ 1.773
Placement Agent and Finders Fees Incurred						$ 37,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						18,410
Warrant or Right Exercise Price of Warrants or Rights						$ 3